Investments - FY, Unrealized Gain (Losses) of Investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in net unrealized gains (losses) [Abstract]
Net increase (decrease)	$ (1)	$ 181	$ 7,716	$ (1,685)	$ (2,405)	$ 4,494	$ (4,792)
Carrying value on deposits with state regulatory authorities	7,400		7,400		7,200	6,300
Fixed Maturities [Member]
Change in net unrealized gains (losses) [Abstract]
Net increase (decrease)	(545)	1,339	6,471	(584)	(1,937)	3,819	(6,116)
Equity Securities [Member]
Change in net unrealized gains (losses) [Abstract]
Net increase (decrease)	$ 544	$ (1,158)	$ 1,245	$ (1,101)	$ (468)	$ 675	$ 1,324